Segment Information - Schedule of Corporate Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Receivables	$ 727	$ 667
Cash and cash equivalents	34	95
Property, plant and equipment, net	576	608
LIFO reserves	(57)	(58)
Deferred income tax assets, net of valuation allowance	131	218
Corporate
Segment Reporting Information [Line Items]
Receivables	19	54	$ (8)
Software	17	13	8
Cash and cash equivalents	12	45	0
Long-term investments	13	19	10
Property, plant and equipment, net	14	15	13
LIFO reserves	(57)	(58)	(67)
Deferred income tax assets, net of valuation allowance	$ 19	$ 24	$ 83